Related Party Transactions	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Related Party Transactions [Abstract]
Related party transactions

Note 21 Related party transactions

Transactions with Near Pte. Ltd. and its affiliates are considered to be related parties due to the Company’s executive’s direct ownership as well as his executive position in both the Company and Near Pte. Ltd. During the year ended December 31, 2022, the Company advanced to Near Pte. Ltd. an amount of $ 1,777,675 bearing interest at 2.88% per annum. The advance to related party including accrued interest of $32,358 has been repaid as of March 31, 2023.

During year ended December 31, 2022, the Company obtained borrowings of $2,213,493 from Near India Private Limited, an affiliate of Near Pte. Ltd., bearing interest at 7% per annum. Short-term borrowing to related parties including accrued interest of $34,974 with a foreign exchange impact of $19,689 is included in accrued expenses and other current liabilities on the consolidated balance sheet as of March 31, 2023. The Company has repaid $2,126,860 during the period ended March 31, 2023 and $118,633 during the year ended December 31, 2022.

28    Related party transactions

During April 2021, the Company was formed for the purpose of reorganization by Near Pte. Ltd. Post capital reduction, the Company’s Chief Executive Officer (the “Executive”) became sole owner of Near Pte. Ltd. Transactions with Near Pte. Ltd. and its affiliates are considered to be related parties due to the Executive’s direct ownership as well as his executive position in both the Company and Near Pte. Ltd.

During the year ended December 31, 2022, the Company advanced to Near Pte. Ltd. an amount of $ 1,777,675 bearing interest at 2.88% per annum. The advance to related party including accrued interest of $19,638 is included in prepaid expenses and other current assets on the consolidated balance sheet as of December 31, 2022. No interest was received for the year ended December 31, 2022.

During year ended December 31, 2022, the Company obtained borrowings of $2,213,493 from Near India Private Limited, an affiliate of Near Pte. Ltd., bearing interest at 7% per annum. Short term borrowing to related parties including accrued interest of $57,897 with a foreign exchange impact of $32,950 is included in accrued expenses and other current liabilities on the consolidated balance sheet as of December 31, 2022. The Company has repaid $118,633 of principal during the year ended December 31, 2022. No interest was paid during the year ended December 31, 2022.

Kludein I Acquisition Corp. [Member]
Related Party Transactions [Abstract]
Related party transactions

NOTE 5 — RELATED PARTY TRANSACTIONS

Founder Shares

On September 24, 2020, the Sponsor paid $25,000 to cover certain offering costs of the Company in consideration for 4,312,500 shares of Class B common stock (the “Founder Shares”). On January 6, 2021, the Sponsor transferred an aggregate of 75,000 Founder Shares to the Company’s director nominees. These 75,000 Founder Shares were not subject to forfeiture in the event the underwriter’s over-allotment option was not exercised. The Founder Shares included an aggregate of up to 562,500 shares subject to forfeiture by the Sponsor to the extent that the underwriters’ over-allotment was not exercised in full or in part, so that the Sponsor would collectively own, on an as-converted basis, 20% of the Company’s issued and outstanding shares after the Initial Public Offering (assuming the Sponsor did not purchase any Public Shares in the Initial Public Offering). As a result of the underwriters’ election to fully exercise their over-allotment option, no Founder Shares were forfeited, and none are currently subject to forfeiture.

The Sponsor and its director nominees have agreed, subject to certain limited exceptions, not to transfer, assign or sell any of the Founder Shares until the earlier to occur of: (A) one year after the completion of a Business Combination or (B) subsequent to a Business Combination, (x) if the last sale price of the Class A common stock equals or exceeds $12.00 per share (as adjusted for stock splits, stock dividends, reorganizations, recapitalizations and the like) for any 20 trading days within any 30-trading day period commencing at least 150 days after a Business Combination, or (y) the date on which the Company completes a liquidation, merger, capital stock exchange or other similar transaction that results in all of the Company’s stockholders having the right to exchange their shares of common stock for cash, securities or other property.

In connection with the closing of the Initial Public Offering, the Anchor Investor acquired from the Sponsor an indirect economic interest in an aggregate of 635,625 Founder Shares at the original purchase price that the Sponsor paid for the Founder Shares. The Sponsor has agreed to distribute such Founder Shares to the Anchor Investor after the completion of a Business Combination. The Company estimated the aggregate fair value of the Founder Shares attributable to the Anchor Investor to be $4,411,238, or $6.94 per share. The fair value of the Founder Shares was estimated using the income approach. The excess of the fair value of the Founder Shares was determined to be an offering cost in accordance with Staff Accounting Bulletin Topic 5A and a capital contribution from the Sponsor in accordance with Topic 5T. Accordingly, the offering cost was allocated to the separable financial instruments issued in the Initial Public Offering using the with-and-without method, compared to total proceeds received. Offering costs related to the Founder Shares amounted to a contribution to additional paid-in capital $4,411,238, of which $158,805 were expensed to the statement of operations and included in transaction costs attributable to warrant liabilities and the remaining $4,252,433 recorded as an additional offering cost as a reduction of temporary equity, and re-measured to accumulated deficit upon recording temporary equity at redemption value during the year ended December 31, 2021.

The transfer of the Founders Shares to the Company’s director nominees, as described above, is within the scope of FASB ASC Topic 718, “Compensation-Stock Compensation” (“ASC 718”). Under ASC 718, stock-based compensation associated with equity-classified awards is measured at fair value upon the grant date. The Founders Shares were effectively transferred subject to a performance condition (i.e., the occurrence of a Business Combination). Compensation expense related to the Founders Shares is recognized only when the performance condition is probable of occurrence under the applicable accounting literature in this circumstance. Stock-based compensation would be recognized at the date a Business Combination is considered probable in an amount equal to the number of Founders Shares times the grant date fair value per share (unless subsequently modified) less the amount initially received for the purchase of the Founders Shares. As of December 31, 2022 and 2021, the Company determined that a Business Combination is not considered probable until the business combination is completed, and therefore, no stock-based compensation expense has been recognized.

Promissory Note — Related Party

On September 24, 2020, the Sponsor agreed to loan the Company an aggregate of up to $300,000 to cover expenses related to the Initial Public Offering pursuant to a promissory note (the “Note”). The Note was non-interest bearing and was payable on the earlier of June 30, 2021 or the completion of the Initial Public Offering. The outstanding balance under the Note of $88,905 was repaid at the closing of the Initial Public Offering on January 11, 2021. Borrowings are no longer available under the Note.

Working Capital Loans

In order to finance transaction costs in connection with a Business Combination, the Sponsor or an affiliate of the Sponsor or certain of the Company’s directors and officers may, but are not obligated to, make Working Capital Loans. If the Company completes a Business Combination, the Company would repay the Working Capital Loans out of the proceeds of the Trust Account released to the Company. Otherwise, the Working Capital Loans would be repaid only out of funds held outside the Trust Account. In the event that a Business Combination does not close, the Company may use a portion of proceeds held outside the Trust Account to repay the Working Capital Loans, but no proceeds held in the Trust Account would be used to repay the Working Capital Loans. On January 21, 2022, the Company issued a promissory note with respect to the Working Capital Loans in the principal amount of up to $1,500,000 to the Sponsor. The Working Capital Loan is non-interest bearing and payable upon the consummation of a Business Combination or may be convertible into warrants of the post-Business Combination entity at a price of $1.00 per warrant at the lender’s discretion. The warrants would be identical to the Private Placement Warrants described in Note 8. On January 31, 2022, April 1, 2022, June 30, 2022, September 30, 2022 and December 31, 2022, $350,000, $112,500, $250,000, $360,000 and $152,500 were drawn on the Working Capital Loan, respectively. As of December 31, 2022, the total Working Capital Loan amount outstanding is $1,225,000 and is included (at its then current fair value) in Working Capital Loan on the accompanying consolidated balance sheet as of December 31, 2022. The Working Capital Loan is accounted for at fair value (see Note 10). The initial fair value of the Working Capital Loan draw on January 31, 2022 was $264,900, which resulted in a contribution of $85,100 to stockholders’ deficit. The initial fair value of the Working Capital Loan draws on April 1, 2022, June 30, 2022, September 30, 2022 and December 31, 2022 were $83,396, $184,807, $177,331 and $52,522, which resulted in a contribution of $29,104, $65,193, $182,669 and $99,977 to stockholders’ deficit, respectively. The fair value of the convertible note as of December 31, 2022 was $421,900, which resulted in a change in fair value of the convertible note of $341,057 recorded in the consolidated statement of operations for the year ended December 31, 2022.

Consulting Agreement

The Company entered into an agreement commencing on September 1, 2021 to pay an affiliate of the Sponsor a sum of $7,500 per month, for consulting services for due diligence related to the business combination. For the year ended December 31, 2022 and December 31, 2021, the Company incurred $67,500 and $30,000. As of December 31, 2022 and December 31, 2021 $97,500 and $30,000 is included in accrued expenses in the accompanying consolidated balance sheets respectively.

Extension Funds

On July 7, 2022, the Company issued an unsecured promissory note to the Sponsor for up to an aggregate principal amount of $2,060,070 to be deposited into the Trust Account in connection with the Extension. The Company was to deposit up to six equal installments of the Extension Funds, or $343,345, into the Trust Account on a monthly basis for each month of the Extension and such amount will be distributed either to: (i) all of the holders of the Public Shares upon the Company’s liquidation or (ii) holders of Public Shares who elect to have their shares redeemed in connection with the consummation of the Company’s initial Business Combination. The Extension Funds note is not convertible and bears no interest and is due and payable upon the earlier of the date on which the Company consummates its initial Business Combination or the date of the liquidation of the Company. As of December 31, 2022, an aggregate of $1,373,380 has been drawn down on the Extension Funds and deposited into the Trust Account to cover the first four months of the extension.

Near Extension Note

On November 23, 2022, the Company issued a promissory note (the “Near Extension Note”), dated as of November 18, 2022, in the aggregate principal amount of up to $686,690, to Near. The Near Extension Note relates to the final two payments of the Company’s extension funds of $343,345 each to be deposited into the Trust Account for each month in which the date by which the Company must consummate its initial business combination is extended, from July 11, 2022 until January 11, 2023. As of December 31, 2022, the full amount of $686,690 has been drawn down on the Near Extension Note and deposited into the Trust Account.